Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Mar. 27, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards.
We do not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. While we do not have a formal policy with respect to the timing of awards of stock options, stock appreciation rights, or similar option-like instruments to our NEOs, historically, including during fiscal 2024, our Compensation Committee has not granted such awards.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award(1)
Percentage change in the
closing market price of the
securities underlying the award
between the trading day
ending immediately prior to the
disclosure of material
nonpublic information and the
trading day beginning
immediately following the
disclosure of material nonpublic
information

(a)	(b)	(c)	(d)	(e)	(f)
Alan E. Baratz	—	—	—	—	—
John M. Markovich	—	—	—	—	—
Diane Nguyen	3/27/2024	100,000	$2.10	$1.62	(2.5)%

(1)
The amounts reported in this column reflect the grant date fair value of restricted share unit awards made under the 2022 Plan to the NEOs listed in this table, computed in accordance with FASB ASC Topic 718 for stock-based compensation transactions. Assumptions used in the calculation of these amounts are included in Note 11 to our audited consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2024.

Award Timing Method	While we do not have a formal policy with respect to the timing of awards of stock options, stock appreciation rights, or similar option-like instruments to our NEOs, historically, including during fiscal 2024, our Compensation Committee has not granted such awards.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award(1)
Percentage change in the
closing market price of the
securities underlying the award
between the trading day
ending immediately prior to the
disclosure of material
nonpublic information and the
trading day beginning
immediately following the
disclosure of material nonpublic
information

(a)	(b)	(c)	(d)	(e)	(f)
Alan E. Baratz	—	—	—	—	—
John M. Markovich	—	—	—	—	—
Diane Nguyen	3/27/2024	100,000	$2.10	$1.62	(2.5)%

(1)
The amounts reported in this column reflect the grant date fair value of restricted share unit awards made under the 2022 Plan to the NEOs listed in this table, computed in accordance with FASB ASC Topic 718 for stock-based compensation transactions. Assumptions used in the calculation of these amounts are included in Note 11 to our audited consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2024.

Diane Nguyen [Member]
Awards Close in Time to MNPI Disclosures
Name		Diane Nguyen
Underlying Securities | shares		100,000
Exercise Price | $ / shares		$ 2.1
Fair Value as of Grant Date | $		$ 1.62
Underlying Security Market Price Change		(0.025)